Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2011 Debt Instrument Variable Rate Eurodollar	Dec. 31, 2011 Debt Instrument Variable Rate Base	Sep. 30, 2011 Revolving credit facilities	Dec. 31, 2011 Revolving credit facilities	Jan. 31, 2012 Issuance of shares M D	Jan. 25, 2012 Issuance of shares Unit	Mar. 31, 2012 First amendment to revolving credit agreement Revolving credit facilities	Mar. 06, 2012 First amendment to revolving credit agreement Revolving credit facilities	Dec. 31, 2011 First amendment to revolving credit agreement Revolving credit facilities	Mar. 31, 2012 First amendment to revolving credit agreement Revolving credit facilities Debt Instrument Variable Rate Eurodollar	Mar. 31, 2012 First amendment to revolving credit agreement Revolving credit facilities Debt Instrument Variable Rate Base
Subsequent Events
Number of units to be sold to institutional investor under definitive agreement (in shares)						12,500,000
Negotiated price of units to be sold under definitive agreement (in dollars per share)						$ 2.034
Number of Common Stock per unit to be sold to institutional investor under definitive agreement (in shares)						1
Number of warrants to purchase one share of Common Stock, in registered direct offering (in shares)						1
Number of shares of common stock to be purchased upon the exercising of one warrant, in a registered direct offering						1
Gross proceeds from sale of units to institutional investor under definitive agreement						$ 25.4
Net proceeds from sale of units to institutional investor under definitive agreement						23.5
Exercise price of warrant (in dollars per share)						$ 2.71
Period of expiration after exercisable date (in months)					24
Number of trading days during approximately five months following initial closing date of transaction, the entity has right to require investors to purchase additional shares of Common Stock					10
Period following initial closing date of transaction in which the entity has right to require the investors to purchase additional shares of Common Stock during first ten trading days (in months)					5
Number of trading days during approximately six months following initial closing date of transaction, the entity has right to require investors to purchase additional shares of Common Stock					10
Period following the initial closing date of transaction in which the entity has right to require investors to purchase additional shares of Common Stock during another ten trading days (in months)					6
Additional shares for each period, investors can purchase subject to specified conditions					6,250,000
Aggregate additional shares up to which investors can purchase subject to specified conditions					12,500,000
Fixed discount percentage for sale price measurement of additional shares					10.00%
Amount up to which additional shares can be purchased					100.0
Increase in all applicable interest rates due to amendment (as a percent)							0.50%
Description of interest rate basis										Eurodollar rate	Base rate
Interest rate margin if liquidity is greater than minimum threshold (as a percent)	2.25%									2.75%	0.50%
Amount of liquidity minimum threshold				75.0						75.0	75.0
Interest rate margin if liquidity is less than minimum threshold (as a percent)	2.75%	0.50%								3.25%	1.00%
Eligible inventory component as a percentage of the entire Borrowing Base (as a percent)			30.00%				30.00%
Eligible inventory component as a percentage of all outstanding revolving extensions of credit under the previous limitation							20.00%
Increased eligible inventory component								8.0
Increased eligible inventory component as a percentage of all outstanding revolving extensions of credit							50.00%
Debt instrument covenant consolidated tangible net worth								$ 300.0	$ 400.0